Share-Based Compensation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Future awards shares under approved incentive compensation plans	1,162,931
Share-based compensation maximum option term (in years)	10 years
Contributions made by the company to 401(k) plan	$ 3.7	$ 3.5	$ 1.9
Stock Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned share-based compensation associated with awards	$ 2.0
Unrecognized compensation cost related to stock options expected to be recognized over a weighted-average period	2 years 9 months
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned share-based compensation associated with awards	$ 27.1	$ 31.9
Unrecognized compensation cost related to stock options expected to be recognized over a weighted-average period	1 year 4 months
Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Phantom Stock Awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	5 years